UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2006 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value
COMMON STOCKS – 93.4%
Aerospace – 1.7%
Moog, Inc. Class A†	236,925	$8,408,468

Banking/Financial – 2.4%
BankUnited Financial Corp. Class A	200,000	5,408,000
Eaton Vance Corp.	80,000	2,190,400
QC Holdings, Inc.†	21,200	267,756
Webster Financial Corp.	33,000	1,599,180
WSFS Financial Corp.	35,000	2,199,050

		11,664,386

Basic Materials – 3.2%
Century Aluminum Co.†	230,000	9,763,500
Schnitzer Steel Industries, Inc. Class A	135,000	5,784,750

		15,548,250

Business Services – 5.7%
Aaron Rents, Inc.	334,500	9,088,365
Affiliated Managers Group, Inc.†	91,800	9,786,798
Armor Holdings, Inc.†	153,000	8,918,370

		27,793,533

Capital Goods – 11.2%
Cascade Corp.	105,700	5,586,245
Crane Co.	216,800	8,890,968
DRS Technologies, Inc.	147,395	8,087,564
JLG Industries, Inc.	368,800	11,355,352
Terex Corp.†	126,900	10,055,556
United Rentals, Inc.†	306,800	10,584,600

		54,560,285

Chemicals – 0.9%
PolyOne Corp.†	495,700	4,619,924

Construction – 3.6%
Beazer Homes USA, Inc.	63,300	4,158,810
D.R. Horton, Inc.	75,000	2,491,500
Hovnanian Enterprises, Inc. Class A†	97,000	4,261,210
M.D.C. Holdings, Inc.	42,673	2,744,301
WCI Communities, Inc.†	147,900	4,114,578

		17,770,399

Consumer Durables – 0.5%
Jacuzzi Brands, Inc.†	264,800	2,602,984

Energy – 14.2%
Cabot Oil & Gas Corp.	139,050	6,664,666
Foundation Coal Holdings, Inc.	196,500	8,084,010

	Number of Shares	Market Value
Energy – Continued
Houston Exploration Co.†	126,200	$6,650,740
KCS Energy, Inc.†	332,400	8,642,400
Newfield Exploration Co.†	86,000	3,603,400
Penn Virginia Corp.	113,100	8,030,100
Pogo Producing Co.	59,600	2,994,900
Remington Oil & Gas Corp.†	84,000	3,630,480
TETRA Technologies, Inc.†	250,900	11,802,336
Universal Compression Holdings, Inc.†	180,000	9,120,600

		69,223,632

Entertainment – 3.5%
Isle of Capri Casinos, Inc.†	244,481	8,136,328
Landry’s Restaurants, Inc.	257,400	9,093,942

		17,230,270

Health Care – 8.9%
Alliance Imaging, Inc.†	235,500	1,516,620
CONMED Corp.†	226,000	4,327,900
Diagnostic Products Corp.	145,000	6,906,350
First Horizon Pharmaceutical Corp.†	355,000	8,949,550
Henry Schein, Inc.†	88,500	4,235,610
LifePoint Hospitals, Inc.†	150,000	4,665,000
Respironics, Inc.†	86,000	3,346,260
West Pharmaceutical Services, Inc.	281,100	9,759,792

		43,707,082

Insurance/Services – 2.5%
Scottish Re Group Ltd.	233,200	5,785,692
Selective Insurance Group, Inc.	123,100	6,524,300

		12,309,992

REITs – 7.1%
Equity Inns, Inc.	248,900	4,032,180
FelCor Lodging Trust, Inc.	385,000	8,123,500
Innkeepers USA Trust	453,000	7,678,350
MeriStar Hospitality Corp.†	633,700	6,577,806
Sunstone Hotel Investors, Inc.	280,000	8,111,600

		34,523,436

Retailing – 5.1%
Circuit City Stores, Inc.	190,400	4,660,992
GameStop Corp. Class A†	148,371	6,994,209
Oxford Industries, Inc.	112,000	5,726,560
Pacific Sunwear of California, Inc.†	350,000	7,756,000

		25,137,761

See accompanying notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS March 31, 2006 (unaudited) (continued)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value
Technology – 16.0%
Anixter International, Inc.†	189,200	$9,039,976
Bel Fuse, Inc. Class B	40,000	1,401,200
Belden CDT, Inc.	299,600	8,158,108
CommScope, Inc.†	300,000	8,565,000
Digital River, Inc.†	160,000	6,977,600
Komag, Inc.†	178,000	8,472,800
MICROS Systems, Inc.†	74,100	3,413,787
OmniVision Technologies, Inc.†	195,000	5,889,000
ON Semiconductor Corp.†	1,000,000	7,260,000
Palm, Inc.†	350,000	8,106,000
Parametric Technology Corp.†	450,000	7,348,500
Premiere Global Services, Inc.†	345,000	2,777,250
Technitrol, Inc.	42,000	1,007,160

		78,416,381

Transportation – 2.5%
Freightcar America, Inc.	120,000	7,632,000
Maritrans, Inc.	40,500	989,415
YRC Worldwide, Inc.†	93,487	3,558,115

		12,179,530

Utilities – 4.4%
El Paso Electric Co.†	380,000	7,235,200
Energen Corp.	182,700	6,394,500
Southwest Gas Corp.	275,000	7,686,250

		21,315,950

Total Common Stocks (Cost $347,051,818)		457,012,263

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS – 8.5%
PNC Bank Money Market Account 4.26%, due 04/03/06	$41,695,526	$41,695,526

Total Short-Term Investments (Cost $41,695,526)		41,695,526

Total Investments – 101.9% (Cost $388,747,344*)		498,707,789
Liabilities in Excess of Other Assets – (1.9)%		(9,512,089)

NET ASSETS – 100.0%		$489,195,700

†	Non-income producing security
*	Aggregate cost is $388,747,344 and
net	unrealized appreciation is as follows:

Gross unrealized appreciation	$116,321,804
Gross unrealized depreciation	(6,361,359)

Net unrealized appreciation	$109,960,445

See accompanying notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2006 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Note B. Tax Disclosure – No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2006.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Stratton Funds, Inc.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date May 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date May 2, 2006

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date May 2, 2006

*	Print the name and title of each signing officer under his or her signature.